Unbilled Revenue - Summary of Unbilled Revenue (Details) - USD ($) $ in Millions		Mar. 31, 2024	Mar. 31, 2023
Revenue [abstract]
Unbilled financial asset	[1]	$ 1,151	$ 1,157
Unbilled non financial asset	[2]	593	880
Unbilled Revenue		$ 1,744	$ 2,037

[1]	Right to consideration is unconditional and is due only after a passage of time.
[2]	Right to consideration is dependent on completion of contractual milestones.